Net finance expense - Finance income and expenses not at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Total interest income on financial assets	$ 3,564	$ 6,487	$ 6,529
Total interest expense on financial liabilities	(66,927)	(62,350)	(84,378)
Interest leasing	(2,378)	(3,287)	(4,811)
Other financial charges	$ (14,265)	$ (9,936)	$ (7,474)